UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard Wellington Fund Schedule of Investments August 31, 2006
	Shares	Market Value ($000)

Common Stocks (64.8%)

Consumer Discretionary (5.2%)
* Comcast Corp. Class A	11,380,400	398,314
McDonald's Corp.	9,613,000	345,107
Time Warner, Inc.	14,767,700	245,439
Fuji Photo Film Co., Ltd. ADR	4,672,000	170,481
The Walt Disney Co.	5,262,400	156,030
CBS Corp.	5,384,500	153,727
* Viacom Inc. Class B	3,994,400	144,997
NIKE, Inc. Class B	1,604,900	129,612
Gannett Co., Inc.	1,924,300	109,396
Limited Brands, Inc.	4,122,300	106,067
Yum! Brands, Inc.	2,108,100	103,044
Harrah's Entertainment, Inc.	1,047,100	65,297
Genuine Parts Co.	1,405,900	58,106
Carnival Corp.	339,100	14,208

		2,199,825

Consumer Staples (6.1%)
Altria Group, Inc.	6,362,400	531,451
Wal-Mart Stores, Inc.	8,125,200	363,359
The Coca-Cola Co.	7,424,700	332,701
Kimberly-Clark Corp.	4,808,600	305,346
Nestle SA ADR Reg	3,505,300	300,755
The Procter & Gamble Co.	3,403,275	210,663
Sysco Corp.	5,943,000	186,551
SABMiller PLC	7,536,539	148,322
PepsiCo, Inc.	1,374,000	89,695
Unilever NV ADR	3,515,100	83,800
SABMiller PLC ADR	1,261,800	25,173

		2,577,816

Energy (9.2%)
Total SA ADR	9,497,900	640,443
Chevron Corp.	9,763,100	628,744
ExxonMobil Corp.	9,095,200	615,472
ConocoPhillips Co.	6,006,563	380,996
EnCana Corp.	7,131,304	376,105
Royal Dutch Shell PLC ADR Class A	5,382,010	371,036
BP PLC ADR	4,062,200	276,433
Schlumberger Ltd.	3,987,700	244,446
XTO Energy, Inc.	4,107,600	188,005
Petroleo Brasileiro ADR	1,542,300	138,283
Sasol Ltd. Sponsored ADR	675,400	23,639

		3,883,602

Financials (12.2%)
Bank of America Corp.	17,750,699	913,628
Citigroup, Inc.	14,313,300	706,361
UBS AG (New York Shares)	7,843,600	445,281
State Street Corp.	5,540,600	342,409
Merrill Lynch & Co., Inc.	4,474,700	329,025
ACE Ltd.	6,108,800	329,020
American International Group, Inc.	4,994,600	318,755
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,947,427	293,361
Freddie Mac	4,024,900	255,984
MBIA, Inc.	3,825,900	235,790
JPMorgan Chase & Co.	5,110,276	233,335
The Hartford Financial Services Group Inc.	2,547,300	218,711
PNC Financial Services Group	1,949,800	138,026
Ambac Financial Group, Inc.	1,436,700	124,404
MetLife, Inc.	2,157,100	118,705
Westpac Banking Corp. Ltd. ADR	1,068,500	95,310
Wachovia Corp.	970,400	53,013

		5,151,118

Health Care (7.0%)
Abbott Laboratories	11,888,400	578,965
Eli Lilly & Co.	8,992,400	502,945
Schering-Plough Corp.	17,379,100	364,092
Medtronic, Inc.	7,483,500	350,976
AstraZeneca Group PLC ADR	5,356,600	348,929
Bristol-Myers Squibb Co.	14,518,400	315,775
Wyeth	4,633,200	225,637
* Amgen, Inc.	1,358,600	92,290
Sanofi-Aventis ADR	1,716,603	77,161
Novartis AG ADR	1,334,000	76,198
Merck & Co., Inc.	1,016,500	41,219

		2,974,187

Industrials (7.5%)
General Electric Co.	23,719,600	807,890
Canadian National Railway Co.	9,758,800	417,286
Deere & Co.	4,413,700	344,710
Waste Management, Inc.	8,687,500	297,808
Lockheed Martin Corp.	3,010,500	248,667
United Parcel Service, Inc.	3,051,000	213,723
Parker Hannifin Corp.	2,778,500	205,748
Pitney Bowes, Inc.	3,855,300	168,053
Avery Dennison Corp.	2,494,800	154,528
3M Co.	1,286,300	92,228
General Dynamics Corp.	1,085,300	73,312
United Technologies Corp.	1,140,000	71,489
Emerson Electric Co.	827,000	67,938

		3,163,380

Information Technology (5.6%)
International Business Machines Corp.	5,811,200	470,533
Microsoft Corp.	17,166,600	441,010
Motorola, Inc.	16,047,000	375,179
Accenture Ltd.	8,937,200	265,077
First Data Corp.	4,261,500	183,117
* EMC Corp.	13,054,400	152,084
Hewlett-Packard Co.	3,457,500	126,406
KLA-Tencor Corp.	2,788,900	122,461
Automatic Data Processing, Inc.	2,441,500	115,239
* Sun Microsystems, Inc.	15,941,200	79,547
Texas Instruments, Inc.	2,094,600	68,263

		2,398,916

Materials (5.0%)
Alcoa Inc.	14,090,100	402,836
E.I. du Pont de Nemours & Co.	8,837,100	353,219
Weyerhaeuser Co.	5,652,300	350,443
International Paper Co.	6,732,700	234,096
Rio Tinto PLC ADR	924,100	186,160
Syngenta AG ADR	5,114,900	150,941
Cia Vale do Rio Doce ADR	5,886,536	126,207
Rohm & Haas Co.	2,640,900	116,464
Air Products & Chemicals, Inc.	1,683,000	111,566
Newmont Mining Corp. (Holding Co.)	1,901,000	97,426

		2,129,358

Telecommunication Services (3.3%)
AT&T Inc.	20,304,200	632,070
Verizon Communications Inc.	7,719,200	271,561
Sprint Nextel Corp.	9,309,100	157,510
BellSouth Corp.	3,841,200	156,414
Deutsche Telekom AG ADR	7,884,400	115,428
^ France Telecom SA ADR	2,310,300	51,566

		1,384,549

Utilities (3.7%)
Exelon Corp.	9,144,000	557,601
TXU Corp.	4,742,500	314,001
FPL Group, Inc.	5,489,000	243,986
Dominion Resources, Inc.	2,442,800	195,155
Pinnacle West Capital Corp.	2,602,900	119,577
Duke Energy Corp.	2,559,024	76,771
Progress Energy, Inc.	1,710,500	75,826

		1,582,917

Total Common Stocks (Cost $20,041,836)		27,445,668

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (8.3%)

U.S. Government Securities (3.7%)
U.S. Treasury Bond	5.250%	2/15/29	364,975	380,486
U.S. Treasury Note	3.875%	7/31/07	630,000	623,599
U.S. Treasury Note	5.000%	8/15/11	550,000	558,421

				1,562,506

Agency Notes (0.9%)
[1] Federal Home Loan Bank	5.205%	9/13/06	100,000	99,831
[1] Federal Home Loan Mortgage Corp.	4.000%	8/17/07	50,000	49,393
[1] Federal Home Loan Mortgage Corp.	3.500%	9/15/07	50,000	49,139
[1] Federal National Mortgage Assn	3.250%	11/15/07	100,000	97,765
Private Export Funding Corp.	5.750%	1/15/08	40,385	40,706
Private Export Funding Corp.	3.375%	2/15/09	33,300	32,052

				368,886

Mortgage-Backed Securities (3.7%)
Conventional Mortgage-Backed Securities (3.3%)
[1,2] Federal National Mortgage Assn	6.000%	12/1/08-8/1/21	73,274	74,125
[2] Government National Mortgage Assn	5.000%	1/15/30-12/15/35	425,500	413,299
[2] Government National Mortgage Assn	5.500%	6/16/23-4/15/36	848,603	841,894
[2] Government National Mortgage Assn	6.000%	3/15/28-1/15/33	46,442	47,003
[2] Government National Mortgage Assn	6.500%	1/15/31-1/15/32	21,986	22,540
[2] Government National Mortgage Assn	7.000%	11/15/31-11/15/33	18,747	19,389
[2] Government National Mortgage Assn	8.000%	6/15/17	51	53
Nonconventional Mortgage-Backed Securities (0.4%)
[1,2] Federal Home Loan Mortgage Corp. CMO	4.000%	3/15/19-9/15/19	68,295	61,523
[1,2] Federal National Mortgage Assn. CMO	4.000%	2/25/19	19,895	17,973
[1,2] Federal National Mortgage Assn	4.515%	5/1/13	18,267	17,527
[1,2] Federal National Mortgage Assn	4.884%	1/1/14	35,124	34,248
[1,2] Federal National Mortgage Assn	5.016%	2/1/13	18,604	18,314
[2] Government National Mortgage Assn. CMO	5.500%	6/16/23	19,858	19,787

				1,567,888

Total U.S. Government and Agency Obligations (Cost $3,531,183)				3,519,067

Corporate Bonds (21.5%)

Asset-Backed Securities (2.5%)
[2] Adjustable Rate Mortgage Trust	5.725%	3/25/36	15,569	15,619
[2] Advanta Business Card Master Trust	4.750%	1/20/11	13,150	13,080
[2,3] Aesop Funding II LLC	3.950%	4/20/08	43,600	42,868
[2] Asset Securitization Corp.	7.490%	4/14/29	15,942	16,058
[2] Banc of America Commercial Mortgage Inc.	5.930%	5/10/45	41,450	42,494
[2] Bank One Issuance Trust	3.860%	6/15/11	40,000	39,043
[2] Bank One Issuance Trust	3.450%	10/17/11	40,000	38,551
[2] Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	17,250	17,388
[2] Bear Stearns Commercial Mortgage Securities, Inc.	5.633%	4/12/38	28,720	28,991
[2] Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	25,000	23,981
[2] Bear Stearns Commercial Mortgage Securities, Inc.	4.825%	11/11/41	49,980	47,961
[2] Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/42	19,160	18,475
[2] Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/42	24,700	23,671
[2] California Infrastructure & Economic Development
Bank Special Purpose Trust SCE-1	6.420%	12/26/09	16,110	16,230
[2] California Infrastructure & Economic Development
Bank Special Purpose Trust SDG&E-1	6.310%	9/25/08	903	903
[2] CarMax Auto Owner Trust	4.910%	1/18/11	21,520	21,447
[2] Caterpillar Financial Asset Trust	3.130%	1/26/09	2,362	2,332
[2] Chase Commercial Mortgage Securities Corp.	6.390%	11/18/30	24,719	25,080
[2] Chase Issuance Trust	4.650%	12/17/12	40,000	39,416
[2] Chase Manhattan Auto Owner Trust	2.570%	2/16/10	17,637	17,314
[2] Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	25,000	24,393
[2] Commercial Mortgage Pass-Through Certificates	5.962%	6/10/46	29,000	29,787
[2,3] DLJ Mortgage Acceptance Corp.	7.600%	5/15/30	767	768
[2,3] DLJ Mortgage Acceptance Corp.	6.820%	10/15/30	12,871	12,917
[2] GS Mortgage Securities Corp. II	5.396%	8/10/38	25,100	25,280
[2] Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	47,700	46,530
2 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	25,535	25,547
[2] Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	10,000	9,823
[2] Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	48,375	47,765
[2] Honda Auto Receivables Owner Trust	3.820%	5/21/10	21,677	21,214
[2] JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/37	24,040	23,154
[2] LB-UBS Commerical Mortgage Trust	6.462%	3/15/31	18,325	19,310
[2] Morgan Stanley Capital I	4.780%	12/13/41	43,275	41,449
[2] Morgan Stanley Capital I	5.230%	9/15/42	16,905	16,596
[2] Morgan Stanley Capital I	4.700%	7/15/56	38,470	36,676
[2] Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	26,000	25,089
[2] Nomura Asset Securities Corp.	6.590%	3/15/30	10,000	10,146
[2] Nomura Asset Securities Corp.	6.690%	3/15/30	13,000	13,706
[2] PSE&G Transition Funding LLC	6.450%	3/15/13	10,000	10,400
[2] USAA Auto Owner Trust	2.670%	10/15/10	5,000	4,898
[2] USAA Auto Owner Trust	4.130%	11/15/11	24,000	23,571
[2] WFS Financial Owner Trust	3.930%	2/17/12	37,445	36,883
[2] Wachovia Auto Owner Trust	4.930%	11/20/12	25,000	24,905
[2] Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	25,000	24,380
[2] World Omni Auto Receivables Trust	3.820%	11/12/11	9,255	9,036

				1,055,125

Finance (8.8%)
Banking (3.8%)
BB&T Corp.	4.900%	6/30/17	8,045	7,634
BB&T Corp.	5.250%	11/1/19	8,000	7,695
3 BTM Curacao	4.760%	7/21/15	47,895	47,098
Bank One Corp.	7.875%	8/1/10	15,000	16,336
Bank of America Corp.	4.375%	12/1/10	10,000	9,675
Bank of America Corp.	5.625%	3/8/35	46,180	42,304
Bank of Montreal	7.800%	4/1/07	21,000	21,278
Bank of New York Co., Inc.	4.950%	3/15/15	58,655	56,352
BankAmerica Corp.	5.875%	2/15/09	25,000	25,419
Citicorp	6.375%	11/15/08	15,000	15,344
Citigroup, Inc.	4.625%	8/3/10	19,400	19,037
Citigroup, Inc.	5.850%	8/2/16	30,000	30,807
Citigroup, Inc.	6.625%	6/15/32	45,000	48,786
Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	45,000	44,392
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	15,000	15,790
Deutsche Bank Financial LLC	5.375%	3/2/15	19,215	18,998
Fifth Third Bank	4.200%	2/23/10	60,000	58,057
Golden West Financial Corp.	4.750%	10/1/12	10,000	9,675
3 HBOS Treasury Services PLC	6.000%	11/1/33	60,000	60,316
HSBC Bank USA	4.625%	4/1/14	10,000	9,462
Huntington National Bank	4.900%	1/15/14	16,375	15,573
JPMorgan Chase & Co.	4.500%	11/15/10	25,000	24,311
JPMorgan Chase & Co.	6.750%	2/1/11	25,115	26,482
Mellon Bank NA	4.750%	12/15/14	4,750	4,526
Mellon Funding Corp.	5.000%	12/1/14	30,000	29,259
[3] Mizuho Finance (Cayman)	5.790%	4/15/14	50,000	50,537
National City Bank	4.150%	8/1/09	8,630	8,374
National City Bank	7.250%	7/15/10	25,000	26,563
National City Bank of Pennsylvania	7.250%	10/21/11	20,000	21,677
National City Corp.	3.200%	4/1/08	10,000	9,691
National City Corp.	6.875%	5/15/19	13,950	15,344
Northern Trust Co.	5.300%	8/29/11	24,850	24,887
Northern Trust Co.	4.600%	2/1/13	5,925	5,667
[3] Overseas Chinese Banking Corp.	7.750%	9/6/11	14,805	16,269
PNC Bank NA	4.875%	9/21/17	35,000	32,838
Paribas NY	6.950%	7/22/13	40,000	43,272
Royal Bank of Scotland Group PLC	6.375%	2/1/11	40,775	42,531
Royal Bank of Scotland Group PLC	5.000%	10/1/14	9,700	9,391
Royal Bank of Scotland Group PLC	5.050%	1/8/15	19,510	18,910
Royal Bank of Scotland Group PLC	4.700%	7/3/18	10,000	9,242
[3] Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/08	47,100	46,673
[3] Scotland International Finance	8.850%	11/1/06	28,000	28,119
SunTrust Banks, Inc.	7.250%	9/15/06	44,360	44,377
SunTrust Banks, Inc.	4.250%	10/15/09	9,680	9,415
UBS AG	5.875%	7/15/16	60,000	61,263
UFJ Finance Aruba AEC	6.750%	7/15/13	50,000	53,369
US Bank NA	4.125%	3/17/08	50,000	49,191
US Bank NA	6.375%	8/1/11	11,940	12,495
US Bank NA	6.300%	2/4/14	30,000	31,792
Wachovia Bank NA	4.375%	8/15/08	15,000	14,777
Wachovia Corp.	5.625%	12/15/08	55,000	55,404
^ Wachovia Corp.	4.375%	6/1/10	19,400	18,926
Washington Mutual Bank	6.875%	6/15/11	15,000	15,890
Washington Mutual Bank	5.125%	1/15/15	10,000	9,632
Washington Mutual, Inc.	5.250%	9/15/17	52,005	49,642
Wells Fargo & Co.	6.375%	8/1/11	15,000	15,697
Wells Fargo & Co.	5.125%	9/1/12	10,000	9,889
Wells Fargo & Co.	4.950%	10/16/13	15,000	14,645
Wells Fargo & Co.	5.125%	9/15/16	25,000	24,390
Wells Fargo Bank NA	6.450%	2/1/11	5,000	5,222
World Savings Bank, FSB	4.500%	6/15/09	14,845	14,588
World Savings Bank, FSB	4.125%	12/15/09	33,045	32,011
Brokerage (0.5%)
Ameriprise Financial Inc.	5.350%	11/15/10	22,605	22,582
Dean Witter, Discover & Co.	6.750%	10/15/13	25,775	27,517
Dean Witter, Discover & Co.	7.070%	2/10/14	17,500	18,932
Goldman Sachs Group, Inc.	5.350%	1/15/16	50,000	49,118
Merrill Lynch & Co., Inc.	6.050%	5/16/16	50,000	51,572
Morgan Stanley Dean Witter	4.000%	1/15/10	10,000	9,618
Finance Companies (1.1%)
American Express Centurion Bank	4.375%	7/30/09	10,000	9,797
American Express Co.	4.750%	6/17/09	20,000	19,797
American Express Credit Corp.	3.000%	5/16/08	30,000	28,932
CIT Group, Inc.	3.650%	11/23/07	25,000	24,508
CIT Group, Inc.	4.125%	11/3/09	25,000	24,173
Countrywide Home Loan	5.625%	7/15/09	20,000	20,141
3 FGIC Corp.	6.000%	1/15/34	14,635	14,326
General Electric Capital Corp.	6.125%	2/22/11	19,400	20,063
General Electric Capital Corp.	8.125%	5/15/12	30,000	34,075
General Electric Capital Corp.	6.000%	6/15/12	15,000	15,511
General Electric Capital Corp.	5.450%	1/15/13	40,000	40,288
HSBC Finance Corp.	5.700%	6/1/11	19,230	19,495
HSBC Finance Corp.	6.375%	10/15/11	75,000	78,239
Norwest Financial, Inc.	6.250%	12/15/07	35,000	35,561
Transamerica Financial Corp.	6.400%	9/15/08	29,265	29,773
[2,3] US Trade Funding Corp.	4.260%	11/15/14	21,925	21,263
Wells Fargo Financial	5.500%	8/1/12	20,000	20,221
Insurance (3.0%)
ACE Capital Trust II	9.700%	4/1/30	20,000	25,963
[3] AIG SunAmerica Global Financing VI	6.300%	5/10/11	60,000	62,339
Allstate Corp.	7.200%	12/1/09	40,000	42,334
Allstate Corp.	5.000%	8/15/14	10,000	9,654
Ambac, Inc.	7.500%	5/1/23	25,000	28,826
American International Group, Inc.	4.700%	10/1/10	34,400	33,414
Cincinnati Financial Corp.	6.920%	5/15/28	20,000	21,602
[3] Farmers Exchange Capital	7.050%	7/15/28	25,000	25,053
[3] Florida Windstorm Underwriters	7.125%	2/25/19	55,000	61,281
[3] Frank Russell Co.	5.625%	1/15/09	30,000	30,288
General Reinsurance Corp.	9.000%	9/12/09	32,000	35,192
Genworth Financial, Inc.	5.125%	3/15/11	47,825	47,520
Genworth Financial, Inc.	5.750%	5/15/13	25,000	25,478
Hartford Financial Services Group, Inc.	7.900%	6/15/10	35,000	38,029
Hartford Financial Services Group, Inc.	4.750%	3/1/14	15,000	14,147
Hartford Life, Inc.	5.200%	2/15/11	24,185	23,916
ING USA Global	4.500%	10/1/10	25,000	24,271
[3] Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	47,414
John Hancock Financial Services	5.625%	12/1/08	16,080	16,203
[3] Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	34,562
Marsh & McLennan Cos., Inc.	6.250%	3/15/12	50,000	50,897
[3] MassMutual Global Funding II	3.500%	3/15/10	50,000	47,179
Mercury General Corp.	7.250%	8/15/11	20,000	21,120
[3] MetLife Global Funding I	4.500%	5/5/10	20,000	19,476
[3] Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	57,865
[3] New York Life Global Funding	3.875%	1/15/09	4,285	4,152
[3] New York Life Insurance	5.875%	5/15/33	55,395	55,427
[3] Pacific Life Global Funding	3.750%	1/15/09	38,415	37,131
Principal Life Income Funding	5.125%	3/1/11	42,935	42,613
Protective Life Secured Trust	3.700%	11/24/08	35,000	33,896
Protective Life Secured Trust	4.850%	8/16/10	15,205	14,972
Prudential Financial, Inc.	4.750%	4/1/14	28,700	27,272
Prudential Financial, Inc.	5.100%	9/20/14	10,000	9,671
St. Paul Travelers Cos., Inc.	5.750%	3/15/07	20,000	20,025
Torchmark Corp.	7.875%	5/15/23	45,000	51,240
UnitedHealth Group, Inc.	4.125%	8/15/09	23,950	23,183
UnitedHealth Group, Inc.	4.875%	4/1/13	40,000	38,478
UnitedHealth Group, Inc.	4.750%	2/10/14	10,000	9,469
XL Capital Ltd.	6.500%	1/15/12	50,000	51,461
Real Estate Investment Trusts (0.2%)
Kimco Realty Corp.	5.783%	3/15/16	4,750	4,753
Simon Property Group Inc.	6.100%	5/1/16	35,000	35,886
Simon Property Group Inc.	5.875%	3/1/17	20,000	20,048
Spieker Properties Corp. LP	7.650%	12/15/10	25,000	26,799
Financial Other (0.2%)
Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	47,781
[3] SovRisc BV	4.625%	10/31/08	50,000	49,579

				3,700,567

Industrial (8.6%)
Basic Industry (0.7%)
Alcoa, Inc.	7.375%	8/1/10	40,000	42,882
Alcoa, Inc.	6.500%	6/1/11	10,000	10,472
Alcan, Inc.	4.500%	5/15/13	20,000	18,717
Alcan, Inc.	7.250%	3/15/31	21,273	23,837
BHP Billiton Finance	4.800%	4/15/13	15,000	14,485
BHP Finance USA Ltd.	7.250%	3/1/16	15,000	16,786
Dow Chemical Co.	6.125%	2/1/11	19,000	19,536
Dow Chemical Co.	6.000%	10/1/12	25,000	25,709
Dow Chemical Co.	7.375%	11/1/29	20,000	23,029
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	24,930	24,004
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	17,560	16,926
PPG Industries, Inc.	6.875%	2/15/12	9,355	9,948
[2] Rohm & Haas Co.	9.800%	4/15/20	10,500	12,992
Rohm & Haas Co.	7.850%	7/15/29	20,000	24,142
Weyerhaeuser Co.	7.375%	3/15/32	25,000	26,108
Capital Goods (1.2%)
Boeing Capital Corp.	6.500%	2/15/12	40,000	42,252
Boeing Co.	8.750%	9/15/31	9,800	13,609
Boeing Co.	8.625%	11/15/31	9,460	12,849
Caterpillar Financial Services Corp.	3.625%	11/15/07	15,000	14,705
Caterpillar Financial Services Corp.	2.700%	7/15/08	25,000	23,876
Caterpillar Financial Services Corp.	4.500%	6/15/09	10,000	9,820
Caterpillar, Inc.	7.300%	5/1/31	10,000	11,924
Deere & Co.	7.125%	3/3/31	25,000	29,230
General Dynamics Corp.	4.250%	5/15/13	40,000	37,649
Honeywell International, Inc.	7.500%	3/1/10	41,000	43,897
[3] Hutchison Whampoa International Ltd.	6.500%	2/13/13	50,000	52,036
John Deere Capital Corp.	5.100%	1/15/13	40,000	39,309
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	30,000	32,293
[3] Siemens Financieringsmat	5.750%	10/17/16	69,650	70,468
United Technologies Corp.	4.875%	5/1/15	9,675	9,292
United Technologies Corp.	7.500%	9/15/29	19,230	23,552
United Technologies Corp.	6.050%	6/1/36	20,325	21,246
Communications (1.1%)
AT&T Inc.	4.125%	9/15/09	30,000	28,958
Alltel Corp.	7.000%	7/1/12	20,000	21,196
BellSouth Corp.	4.200%	9/15/09	10,000	9,673
BellSouth Corp.	6.000%	10/15/11	25,000	25,432
BellSouth Telecommunications	5.875%	1/15/09	15,000	15,157
CBS Corp.	7.700%	7/30/10	40,000	42,774
Chesapeake & Potomac Telephone Co.	7.150%	5/1/23	10,000	10,436
Deutsche Telekom International Finance	8.000%	6/15/10	50,000	54,283
France Telecom	7.750%	3/1/11	50,000	54,616
Gannett Co., Inc.	5.500%	4/1/07	19,250	19,251
New York Times Co.	4.500%	3/15/10	9,450	9,063
Southwestern Bell Telephone Co.	7.600%	4/26/07	7,000	7,092
Telefonica Europe BV	7.750%	9/15/10	50,000	53,872
Verizon Global Funding Corp.	6.875%	6/15/12	10,000	10,633
Verizon Global Funding Corp.	4.375%	6/1/13	10,000	9,334
Verizon Global Funding Corp.	7.750%	12/1/30	17,000	19,144
Vodafone AirTouch PLC	7.750%	2/15/10	10,000	10,705
Vodafone Group PLC	5.000%	12/16/13	10,000	9,528
Vodafone Group PLC	5.375%	1/30/15	40,000	38,510
Consumer Cyclicals (1.3%)
CVS Corp.	4.000%	9/15/09	40,000	38,441
CVS Corp.	4.875%	9/15/14	35,000	33,024
[3] Harley-Davidson Inc.	3.625%	12/15/08	50,000	48,215
Home Depot Inc.	3.750%	9/15/09	48,000	46,160
Home Depot Inc.	4.625%	8/15/10	12,000	11,754
Johnson Controls, Inc.	7.125%	7/15/17	36,300	39,661
Kohl's Corp.	6.000%	1/15/33	25,000	23,641
Lowe's Cos., Inc.	8.250%	6/1/10	12,870	14,163
Lowe's Cos., Inc.	6.875%	2/15/28	5,790	6,533
Lowe's Cos., Inc.	6.500%	3/15/29	39,900	43,386
Target Corp.	3.375%	3/1/08	10,000	9,728
Target Corp.	5.875%	3/1/12	40,000	41,114
The Walt Disney Co.	6.375%	3/1/12	20,000	20,892
Time Warner, Inc.	7.570%	2/1/24	20,000	21,281
Time Warner, Inc.	6.950%	1/15/28	20,000	20,198
Toyota Motor Credit Corp.	5.500%	12/15/08	50,000	50,368
Toyota Motor Credit Corp.	4.250%	3/15/10	20,000	19,445
Wal-Mart Stores, Inc.	6.875%	8/10/09	12,000	12,551
Wal-Mart Stores, Inc.	4.125%	2/15/11	40,000	38,298
Wal-Mart Stores, Inc.	5.250%	9/1/35	18,000	16,571
Consumer Noncyclicals (3.0%)
Abbott Laboratories	5.600%	5/15/11	15,000	15,199
Abbott Laboratories	4.350%	3/15/14	45,000	41,967
Anheuser-Busch Cos., Inc.	5.000%	3/1/19	15,000	14,194
Anheuser-Busch Cos., Inc.	6.500%	1/1/28	19,550	20,911
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	20,000	22,665
Archer-Daniels-Midland Co.	7.000%	2/1/31	40,130	45,742
Baxter International, Inc.	5.900%	9/1/16	25,000	25,405
Becton, Dickinson & Co.	4.550%	4/15/13	8,000	7,620
Bristol-Myers Squibb Co.	5.750%	10/1/11	51,000	51,634
[3] Cargill Inc.	6.875%	5/1/28	19,355	21,192
[3] Cargill Inc.	6.125%	4/19/34	28,980	29,542
Clorox Co.	4.200%	1/15/10	55,770	53,894
Coca-Cola Enterprises Inc.	6.125%	8/15/11	40,000	41,514
Coca-Cola Enterprises Inc.	7.000%	10/1/26	10,075	11,241
Coca-Cola HBC Finance	5.125%	9/17/13	28,000	27,245
Coca-Cola HBC Finance	5.500%	9/17/15	17,440	17,168
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,065
ConAgra Foods, Inc.	6.750%	9/15/11	30,000	31,539
Diageo Capital PLC	3.500%	11/19/07	40,000	39,193
Diageo Capital PLC	3.375%	3/20/08	10,000	9,715
Eli Lilly & Co.	6.000%	3/15/12	45,000	46,723
Fortune Brands Inc.	6.250%	4/1/08	40,000	40,456
Fortune Brands Inc.	4.875%	12/1/13	35,000	32,901
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	35,000	32,839
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	43,096
Hershey Foods Corp.	4.850%	8/15/15	9,620	9,259
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	29,010
Kimberly-Clark Corp.	6.375%	1/1/28	30,000	32,910
Kraft Foods, Inc.	4.625%	11/1/06	50,000	49,923
Medtronic Inc.	4.375%	9/15/10	19,235	18,611
Medtronic Inc.	4.750%	9/15/15	20,000	18,830
Pepsi Bottling Group, Inc.	7.000%	3/1/29	10,000	11,360
[3] Pepsi Bottling Holdings Inc.	5.625%	2/17/09	40,000	40,354
Pharmacia Corp.	6.600%	12/1/28	12,000	13,465
[2] Procter & Gamble Co. ESOP	9.360%	1/1/21	60,008	75,242
[3] SABMiller PLC	6.500%	7/1/16	30,000	31,225
Schering-Plough Corp.	5.550%	12/1/13	35,000	34,948
Sysco Corp.	5.375%	9/21/35	25,000	23,416
Unilever Capital Corp.	7.125%	11/1/10	37,000	39,406
Unilever Capital Corp.	5.900%	11/15/32	27,000	26,573
Warner-Lambert Co.	6.000%	1/15/08	20,000	20,197
Wyeth	6.950%	3/15/11	30,000	31,783
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,337
Energy (0.5%)
Amoco Corp.	6.500%	8/1/07	25,000	25,254
Anadarko Petroleum Corp.	3.250%	5/1/08	15,000	14,473
Apache Finance Canada	7.750%	12/15/29	39,910	48,720
ChevronTexaco Capital Co.	3.500%	9/17/07	27,190	26,703
Conoco Funding Co.	6.350%	10/15/11	30,000	31,412
Phillips Petroleum Co.	9.375%	2/15/11	20,000	23,080
Suncor Energy, Inc.	7.150%	2/1/32	20,279	23,563
Suncor Energy, Inc.	5.950%	12/1/34	20,700	20,896
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/11	65,000	64,960
First Data Corp.	4.700%	8/1/13	40,000	38,305
International Business Machines Corp.	8.375%	11/1/19	25,000	31,171
International Business Machines Corp.	5.875%	11/29/32	25,000	25,048
Pitney Bowes Credit Corp.	8.550%	9/15/09	41,890	45,583
Transportation (0.2%)
[3] ERAC USA Finance Co.	7.350%	6/15/08	21,805	22,468
[2] Federal Express Corp.	6.720%	1/15/22	39,469	41,613
[2] Southwest Airlines Co.	7.540%	6/29/15	30,772	33,140
Industrial Other (0.1%)
Dover Corp.	6.500%	2/15/11	13,808	14,408
Snap-On Inc.	6.250%	8/15/11	34,990	36,326

				3,650,293

Utilities (1.6%)
Electric Utilities (1.4%)
Alabama Power Co.	2.800%	12/1/06	23,090	22,942
Alabama Power Co.	5.700%	2/15/33	15,000	14,600
Carolina Power & Light Co.	5.950%	3/1/09	20,000	20,316
Central Illinois Public Service	6.125%	12/15/28	54,000	52,369
Consolidated Edison Co. of New York	6.450%	12/1/07	20,000	20,245
Consolidated Edison, Inc.	3.625%	8/1/08	20,000	19,404
Exelon Generation Co. LLC	6.950%	6/15/11	45,000	47,500
Florida Power & Light Co.	5.650%	2/1/35	40,000	38,896
Florida Power & Light Co.	4.950%	6/1/35	10,000	8,754
[3] MidAmerican Energy Holdings Co.	6.125%	4/1/36	15,000	14,868
National Rural Utilities Cooperative Finance Corp.	5.750%	12/1/08	50,000	50,420
Northern States Power Co.	6.250%	6/1/36	50,000	52,579
PPL Energy Supply LLC	6.200%	5/15/16	30,000	30,802
PacifiCorp	5.900%	8/15/34	12,500	12,432
Public Service Electric & Gas	4.000%	11/1/08	40,500	39,401
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	8,939
Southern California Edison Co.	6.000%	1/15/34	7,695	7,767
Southern Investments UK PLC	6.800%	12/1/06	35,000	35,097
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	20,319
Wisconsin Power & Light Co.	7.625%	3/1/10	20,000	21,420
Wisconsin Public Service	6.080%	12/1/28	45,000	45,879
Natural Gas (0.2%)
British Transco Finance	6.625%	6/1/18	50,000	54,164
KeySpan Corp.	4.650%	4/1/13	9,000	8,505
PanEnergy Corp.	7.000%	10/15/06	25,000	25,028
San Diego Gas & Electric	6.000%	6/1/26	3,600	3,679
Wisconsin Gas Co.	6.600%	9/15/13	13,100	13,904

				690,229

Total Corporate Bonds (Cost $9,098,749)				9,096,214

Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)

African Development Bank	4.500%	1/15/09	50,000	49,505
European Investment Bank	4.000%	3/3/10	40,000	38,739
Inter-American Development Bank	5.375%	11/18/08	19,400	19,647
Inter-American Development Bank	7.375%	1/15/10	40,000	42,894
Inter-American Development Bank	4.375%	9/20/12	40,000	38,521
International Bank for Reconstruction & Development	6.125%	12/19/07	20,000	20,234
International Bank for Reconstruction & Development	5.750%	2/6/08	19,400	19,585
International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	36,951
Japan Bank International	4.750%	5/25/11	70,000	68,975
Japan Finance Corp.	4.625%	4/21/15	75,000	71,906
Kreditanstalt fur Wiederaufbau	4.750%	1/24/07	15,000	14,982
Kreditanstalt fur Wiederaufbau	3.375%	1/23/08	55,000	53,756
Kreditanstalt fur Wiederaufbau	7.000%	3/1/13	10,000	11,475
Landwirtschaftliche Rentenbank	4.125%	7/15/08	50,000	49,132
Oesterreichische Kontrollbank	4.250%	10/6/10	25,000	24,369
Oesterreichische Kontrollbank	4.500%	3/9/15	50,000	48,138
Province of British Columbia	4.300%	5/30/13	40,000	38,405
Province of Manitoba	4.450%	4/12/10	57,000	55,674
Province of Ontario	4.375%	2/15/13	40,000	38,416
^ Province of Ontario	4.500%	2/3/15	35,000	33,569
Province of Quebec	4.875%	5/5/14	25,000	24,407
Quebec Hydro Electric	6.300%	5/11/11	40,000	41,409
^ Republic of Italy	4.500%	1/21/15	50,000	47,563
Republic of South Africa	6.500%	6/2/14	21,900	22,886
Swedish Export Credit Corp.	4.625%	2/17/09	60,000	59,318

Total Sovereign Bonds (Cost $998,266)				970,456

Taxable Municipal Bonds (0.9%)

Atlanta GA Downtown Dev. Auth. Rev	6.875%	2/1/21	12,985	14,374
[4] Chelan County WA Public Util. Dist	7.100%	6/1/08	12,000	12,341
Illinois (Taxable Pension) GO	5.100%	6/1/33	75,000	70,306
[5] Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	50,000	49,872
[4] Oakland CA Pension Obligation	6.980%	12/15/09	7,801	8,205
Oregon School Board Assn	5.528%	6/30/28	50,000	49,284
President and Fellows of Harvard College	6.300%	10/1/37	50,000	52,685
[5] Southern California Public Power Auth	6.930%	5/15/17	30,000	33,848
Stanford Univ. California Rev	6.875%	2/1/24	34,745	39,672
Stanford Univ. California Rev	7.650%	6/15/26	29,000	35,495

Total Taxable Municipal Bonds (Cost $359,543)				366,082

Temporary Cash Investments (1.7%)

Repurchase Agreement (1.6%)
Bank of America
(Dated 8/31/06, Repurchase Value $682,100,000,
collateralized by Federal National Mortgage Assn.
5.000% 5/1/35)	5.280%	9/1/06	682,000	682,000

			Shares

Money Market Fund (0.1%)
[6] Vanguard Market Liquidity Fund, 5.293%			48,421,780	48,422

Total Temporary Cash Investments (Cost $730,422)				730,422

Total Investments (99.5%)
(Cost $34,759,999)				42,127,909

Other Assets and Liabilities - Net (0.5%)				215,795

Net Assets (100%)				42,343,704

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $1,203,268,000, representing 2.8% of net assets.
4 Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Insurance Association).
5 Scheduled principal and interest payments are guaranteed by FSA (Financial Security Assurance).
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
CMO - Collateralized Mortgage Obligation
GO - General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $34,759,999,000. Net unrealized appreciation of investment securities for tax purposes was $7,367,910,000, consisting of unrealized gains of $7,868,568,000 on securities that had risen in value since their purchase and $500,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.